Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Research Management, Inc. (Parenthetical) (Detail) $ in Thousands	Sep. 15, 2016 USD ($)
Clinical Research Management Inc.
Business Acquisition [Line Items]
Intangible asset	$ 9,844	[1]

[1]	The Company has made an initial estimate of separate intangible assets acquired of $9.8 million. This assessment is under review and will be finalized within 12 months of the date of acquisition.